Earnings per share - Summary of earnings per share (Details) - EUR (€) € / shares in Units, € in Thousands, shares in Thousands	3 Months Ended		6 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Basic earnings per share [abstract]
Profit (loss), attributable to ordinary equity holders of parent entity, used in calculating diluted earnings per share	€ (511)	€ (11,729)	€ 7,721	€ (26,927)
Diluted earnings per share [abstract]
Profit / (Loss) attributable to the owners of the parent	€ (511)	€ (11,729)	€ 7,721	€ (26,927)
Ordinary shares
Basic earnings per share [abstract]
Weighted average number of basic ordinary shares outstanding (in shares)	190,131	188,546	189,994	184,818
Basic earnings / (loss) per share (in euro per share)	€ (0.00)	€ (0.05)	€ 0.03	€ (0.13)
Profit (loss), attributable to ordinary equity holders of parent entity, used in calculating diluted earnings per share	€ (425)	€ (9,725)	€ 6,419	€ (23,147)
Diluted earnings per share [abstract]
Weighted average number of diluted ordinary shares outstanding (in shares)	192,078	188,546	191,941	184,818
Diluted earnings / (loss) per share (in euro per share)	€ (0.00)	€ (0.05)	€ 0.03	€ (0.13)
Profit / (Loss) attributable to the owners of the parent	€ (424)	€ (9,725)	€ 6,408	€ (23,147)
Preference shares
Basic earnings per share [abstract]
Weighted average number of basic ordinary shares outstanding (in shares)	39,008	38,861	38,935	30,182
Profit (loss), attributable to ordinary equity holders of parent entity, used in calculating diluted earnings per share	€ (86)	€ (2,004)	€ 1,302	€ (3,780)
Diluted earnings per share [abstract]
Weighted average number of diluted ordinary shares outstanding (in shares)	39,008	38,861	38,935	30,182
Profit / (Loss) attributable to the owners of the parent	€ (87)	€ (2,004)	€ 1,313	€ (3,780)